UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           Asian Century Quest Capital LLC
Address:        152 West 57th Street, 6th Floor
                New York, NY 10019

13 File Number: 028-13311

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Kevin Finn
Title:     COO
Phone:     212-328-9322
Signature, Place and Date of Signing:

/s/ Kevin Finn          New York, NY            February 14, 2013
______________          ______________          _________________
 [Signature]            [City, State]                [Date]


Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT.(Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None.

                           FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    22


Form 13F Information Table Value Total:    520,818 (thousands)

List of Other Included Managers:           None

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
                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- -------
  3D SYSTEMS CORP DEL            COMMON STOCK     88554D955     6402    120000 SH PUT   SOLE                 120000        0      0
  ALLIANCE RESOURCE PARTNERS     COMMON STOCK     01877R108     6532    112500 SH       SOLE                 112500        0      0
  BAIDU INC                      ADRS STOCKS      056752108    24671    246000 SH       SOLE                 246000        0      0
  BAIDU INC                      ADRS STOCKS      056752958   127368   1270000 SH PUT   SOLE                1270000        0      0
  BAIDU INC                      ADRS STOCKS      056752908    25494    254200 SH CALL  SOLE                 254200        0      0
  CNOOC LTD                      ADRS STOCKS      126132109      429      1950 SH       SOLE                   1950        0      0
  COGNIZANT TECHNOLOGY SOLUTION  COMMON STOCK     192446102    59106    800000 SH       SOLE                 800000        0      0
  DEUTSCHE BANK AG               COMMON STOCK     D18190958    10630    240000 SH PUT   SOLE                 240000        0      0
  ISHARES EMERG MKT              ETF STOCK        464287904    64308   1450000 SH CALL  SOLE                1450000        0      0
  METROPCS COMMUNICATIONS INC    COMMON STOCK     591708102      522     52500 SH       SOLE                  52500        0      0
  METROPCS COMMUNICATIONS INC    COMMON STOCK     591708952      716     72000 SH PUT   SOLE                  72000        0      0
  MICRON TECHNOLOGY INC          COMMON STOCK     595112103    13948   2200000 SH       SOLE                2200000        0      0
  MELCO CROWN ENTMT LTD          ADRS STOCKS      585464100    56414   3350000 SH       SOLE                3350000        0      0
  NETFLIX INC                    COMMON STOCK     64110L106    33332    360000 SH       SOLE                 360000        0      0
  NETFLIX INC                    COMMON STOCK     64110L906     3842     41500 SH CALL  SOLE                  41500        0      0
  PACTERA TECHNOLOGY INTL LTD    ADRS STOCKS      695255109     5757    725000 SH       SOLE                 725000        0      0
  SINA CORP                      COMMON STOCK     G81477104    38293    762500 SH       SOLE                 762500        0      0
  SINA CORP                      COMMON STOCK     G81477954     7533    150000 SH PUT   SOLE                 150000        0      0
  CHINA PETE & CHEM CORP         ADRS STOCKS      16941R108     4752     41350 SH       SOLE                  41350        0      0
  SIRIUS XM RADIO INC            COMMON STOCK     82967N108    14450   5000000 SH       SOLE                5000000        0      0
  SIRIUS XM RADIO INC            COMMON STOCK     82967N908    13583   4700000 SH CALL  SOLE                4700000        0      0
  YOUKU INC                      ADRS STOCKS      98742U100     2736    150000 SH       SOLE                 150000        0      0

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